TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	As of December 31,
	2022	2021
	US$’000	US$’000
Trade receivables	83,319	104,405
Less: Loss allowances	(1,337)	(841)
Trade receivable, net	81,982	103,564
Other receivables	2,397	2,683
Less: Loss allowances	—	(35)
Other receivable, net	2,397	2,648

Movement in Provision for Impairment of Trade Receivables
12(a)    Movement in the loss allowance on trade receivables

	2022	2021
	US$’000	US$’000
At January 1	841	1,414
Charge for the year	712	383
Write-off	(171)	(734)
Unused amounts reversed	(204)	(170)
Currency translation adjustment	(2)	(65)
Reclassification	161	13
At December 31	1,337	841

Aging Analysis of Trade Receivables
12(b)    Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2022
Expected loss rate	1.60%	0.09%	1.00%	2.40%	10.74%	37.04%	98.35%
Gross carrying amount - trade receivables	83,319	69,607	10,166	2,127	298	27	1,094
Loss allowances	1,337	66	102	51	32	10	1,076
Trade receivable, net	81,982	69,541	10,064	2,076	266	17	18

December 31, 2021
Expected loss rate	0.81%	0.11%	0.68%	4.77%	7.14%	3.03%	53.12%
Gross carrying amount - trade receivables	104,405	90,080	11,140	1,572	504	66	1,043
Loss allowances	841	98	76	75	36	2	554
Trade receivable, net	103,564	89,982	11,064	1,497	468	64	489